Schedule of additional information about USD stable coin (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Usdc
Opening balance	¥ 1,690
Collection of USDC from sales of mining products	2,861	2,328
Collection of USDC from exchange of USDT	7,131	43,525
Exchange of USDC into USD	(10,997)	(44,171)
Payment of services fees and other expenses		(8)
Foreign exchange gain	(20)	16
Ending balance	¥ 665	¥ 1,690